Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Summary of information on plan assets and defined benefit obligation per country

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
in EUR million	2023	2022	2023	2022	2023	2022
The Netherlands	331	310	426	400	-95	-90
United States	257	248	245	230	12	18
United Kingdom	1,257	1,277	790	750	467	527
Belgium	516	507	473	475	43	32
Other countries	317	295	353	305	-37	-10
Funded status (Net defined benefit asset/liability)	2,678	2,637	2,288	2,159	390	478

Presented as:
- Other assets					554	617
- Other liabilities					-164	-139
					390	478

Schedule of changes in fair value of plan assets	Changes in the fair value of plan assets for the period were as follows::

Changes in fair value of plan assets
in EUR million	2023	2022
Opening balance as at 1 January	2,637	3,671
Interest income	115	54
Remeasurements: Return on plan assets excluding amounts included in interest income	-8	-947
Employer's contribution	28	34
Participants contributions	4	3
Benefits paid	-119	-126
Exchange rate differences	22	-53
Closing balance	2,678	2,637

Actual return on the plan assets	107	-894

Schedule of changes in present value of defined benefit obligation and other post-employment benefits

Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post- employment benefits
in EUR million	2023	2022	2023	2022
Opening balance as at 1 January	2,159	3,115	29	72
Current service cost	27	33	1	1
Interest cost	92	46	2	1
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	-9
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	127	-882	1	-45
Participants’ contributions	3	3
Benefits paid	-123	-129	-1	-1
Past service cost	1			-1
Effect of curtailment or settlement
Exchange rate differences	14	-26	-3	5
Closing balance	2,288	2,159	30	29

Summary of changes in the net defined benefit assets/liability remeasurement reserve	Amounts recognised directly in Other comprehensive income were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
in EUR million	2023	2022
Opening balance as at 1 January	-232	-212

Remeasurement of plan assets	-8	-947
Actuarial gains and losses arising from changes in demographic assumptions	9	0
Actuarial gains and losses arising from changes in financial assumptions	-127	882
Taxation and Exchange rate differences	40	46
Total Other comprehensive income movement for the year	-85	-19

Closing balance	-317	-232

Summary of pension and other staff-related benefit costs

Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post-employment benefits			Total
in EUR million	2023	2022	2021	2023	2022	2021	2023	2022	2021
Current service cost	27	33	33	1	1	1	28	34	34
Past service cost	1				-1		1
Net Interest cost	-23	-8	-6	2	1	2	-21	-6	-4
Effect of curtailment or settlement						-2			-2
Defined benefit plans	5	26	27	3	2	1	8	27	28

Defined contribution plans							391	364	369
Pension and other post employment benefits							399	392	397
Other staff related benefits							19	-2	11
Pension and other staff-related benefits							418	390	408